June 24, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Form N-CSR
     John Hancock Investment Trust (the "Registrant") on behalf of:
     John Hancock Fundamental Value Fund

     File Nos. 2-10156; 811-0560

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrants Form N-CSR filing for the period ending April 30, 2004.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1722.

Sincerely,


/s/Brian E. Langenfeld
Brian E. Langenfeld
Attorney and Assistant Secretary


ITEM 1.  REPORT TO SHAREHOLDERS.


FINAL REPORT


John Hancock
Fundamental Value Fund


April 30, 2004

John Hancock Fundamental Value Fund

ASSETS AND
LIABILITIES

Final report
4-30-04*
(unaudited)

ASSETS
Cash                                                               $2,945,719
Dividends receivable                                                    2,149
Other assets                                                              226
Total assets                                                        2,948,094

LIABILITIES
Payable to affiliates
Management fees                                                         1,687
Other                                                                   4,262
Other payables and accrued expenses                                     7,037

Total liabilities                                                      12,986

NET ASSETS
Capital paid-in                                                     2,991,815
Accumulated net realized loss on investments                          (56,673)
Distributions in excess of net investment income                          (34)
Net assets                                                         $2,935,108

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($2,895,718 [DIV] 293,943 shares)                               $9.85
Class B ($19,695 [DIV] 2,000 shares)                                    $9.85
Class C ($19,695 [DIV] 2,000 shares)                                    $9.85

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($9.85 / 95%)                                                $10.37
Class C ($9.85 / 99%)                                                   $9.95

* The Statement of Assets and Liabilities reflects the Fund's position prior to the liquidation of net assets and the abolition of the Fund. See Note A to financial statements

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price was reduced.


See notes to
financial statements.

John Hancock Fundamental Value Fund

OPERATIONS

Period from
1-1-04 through 4-30-04 *
(unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $129)                  $14,621
Securities lending                                                        197

Total investment income                                                14,818

EXPENSES
Investment management fees                                              6,759
Class A distribution and service fees                                   2,857
Class B distribution and service fees                                      49
Class C distribution and service fees                                      49
Custodian fees                                                          3,364
Professional fees                                                       2,106
Transfer agent fees                                                       483
Printing                                                                  431
Accounting and legal services fees                                        290
Trustees' fees                                                            105

Total expenses                                                         16,493
Less expense reductions                                                (4,361)

Net expenses                                                           12,132

Net investment income                                                   2,686

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain on investments                                      547,351

Change in net unrealized appreciation (depreciation)
of investments                                                       (483,309)

Net realized and unrealized gain                                       64,042

Increase in net assets from operations                                $66,728

* The Statement of Operations reflects the Fund's position prior to the liquidation of net assets and the abolition of the Fund. See Note A to financial statements.


See notes to
financial statements.

John Hancock Fundamental Value Fund

CHANGES IN                                                  PERIOD FROM
NET ASSETS                                                    1-1-04 to
                                               YEAR ENDED       4-30-04*
                                                 12-31-03    (unaudited)
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                             $16,854        $2,686
Net realized gain                                 128,668       547,351
Change in net unrealized
appreciation (depreciation)                       481,248      (483,309)

Increase in net assets
resulting from operations                         626,770        66,728

Distributions to shareholders
From net investment income
Class A                                           (16,532)       (2,687)
Class B                                               (38)           --
Class C                                               (38)           --
                                                  (16,608)       (2,687)

NET ASSETS
Beginning of period                             2,260,905     2,871,067

End of period 1                                $2,871,067    $2,935,108

* The Statement of Changes in Net Assets reflects the Fund's position prior to the liquidation of net assets and the abolition of the Fund. See Note A to financial statements.

1 Distributions in excess of net investment income of $34 and $34, respectively.


See notes to
financial statements.

John Hancock Fundamental Value Fund

FINANCIAL HIGHLIGHTS


CLASS A

PERIOD ENDED                                                           12-31-01 1,2   12-31-02  2    12-31-03      4-30-04 3
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                     $10.00          $9.66          $7.59        $9.64
Net investment income  4                                                   0.01           0.05           0.06         0.01
Net realized and unrealized gain (loss) on investments                    (0.31)         (2.07)          2.05         0.21
Total from investment operations                                          (0.30)         (2.02)          2.11         0.22
Less distributions
From net investment income                                                (0.04)         (0.05)         (0.06)       (0.01)
Net asset value, end of period                                            $9.66          $7.59          $9.64        $9.85 5
Total return 6,7 (%)                                                      (3.00) 8      (20.95)         27.78         2.27 8
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                      $3             $2             $3           $3
Ratio of expenses to average net assets (%)                                1.25 9         1.25           1.25         1.25 9
Ratio of adjusted expenses to average net assets 10 (%)                    3.18 9         2.66           2.37         1.70 9
Ratio of net investment income to average net assets (%)                   0.18 9         0.55           0.69         0.28 9
Portfolio turnover (%)                                                       55            240             94           44


See notes to
financial statements.

John Hancock Fundamental Value Fund

FINANCIAL HIGHLIGHTS


CLASS B

PERIOD ENDED                                                           12-31-01 1,2   12-31-02  2    12-31-03      4-30-04 3
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                     $10.00          $9.66          $7.59          $9.64
Net investment income (loss)  4                                           (0.03)          0.01           0.02         (0.01)
Net realized and unrealized gain (loss) on investments                    (0.31)         (2.07)          2.05           0.22
Total from investment operations                                          (0.34)         (2.06)          2.07           0.21
Less distributions
From net investment income                                                   --          (0.01)         (0.02)            --
Net asset value, end of period                                            $9.66          $7.59          $9.64          $9.85 5
Total return 6,7 (%)                                                      (3.40) 8      (21.35)         27.27           2.18 8

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                      -- 11          -- 11          -- 11          -- 11
Ratio of expenses to average net assets (%)                                1.91 9         1.70           1.70           1.70 9
Ratio of adjusted expenses to average net assets 10 (%)                    3.84 9         3.11           2.82           2.15 9
Ratio of net investment income (loss) to average net assets (%)           (0.46) 9        0.09           0.24          (0.17) 9
Portfolio turnover (%)                                                       55            240             94             44


See notes to
financial statements.

John Hancock Fundamental Value Fund

FINANCIAL HIGHLIGHTS


CLASS C

PERIOD ENDED                                                           12-31-01 1,2   12-31-02  2    12-31-03      4-30-04 3
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                     $10.00          $9.66          $7.59        $9.64
Net investment income (loss)  4                                           (0.03)          0.01           0.02        (0.01)
Net realized and unrealized gain (loss) on investments                    (0.31)         (2.07)          2.05         0.22
Total from investment operations                                          (0.34)         (2.06)          2.07         0.21
Less distributions
From net investment income                                                   --          (0.01)         (0.02)          --
Net asset value, end of period                                            $9.66          $7.59          $9.64        $9.85 5
Total return 6,7 (%)                                                      (3.40) 8      (21.35)         27.27         2.18 8

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                      -- 11          -- 11          -- 11        -- 11
Ratio of expenses to average net assets (%)                                1.91 9         1.70           1.70         1.70 9
Ratio of adjusted expenses to average net assets 10 (%)                    3.84 9         3.11           2.82         2.15 9
Ratio of net investment income (loss) to average net assets (%)           (0.46) 9        0.09           0.24        (0.17) 9
Portfolio turnover (%)                                                       55            240             94           44


 1 Class A, Class B and Class C shares began operations on 6-1-01.

 2 Audited by previous auditor.

 3 Final period from 1-1-04 through 4-30-04. Unaudited.

 4 Based on the average of the shares outstanding.

 5 Net assets value per share before the abolition of the Fund.
   See Note A to financial statements.

 6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 8 Not annualized.

 9 Annualized.

10 Does not take into consideration expense reductions during the periods shown.

11 Less than $500,000.



See notes to
financial statements.

NOTES TO FINANCIAL STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Fundamental Value Fund (the "Fund") was a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund was to seek long-term growth of capital.

The Trustees had authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represented an interest in the same portfolio of investments of the Fund and had equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may have been applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bore distribution and service expenses under the terms of a distribution plan had exclusive voting rights to that distribution plan.

On April 30, 2004 the Fund's sole shareholder, John Hancock Advisers, LLC, (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., redeemed its shares. All remaining assets were liquidated and turned over to the Adviser, which agreed to assume any outstanding liabilities of the Fund. On June 15, 2004, the Board of Trustees voted to abolish the Fund which had no assets, liabilities or shareholders. The financial statements presented herein reflect the position of the Fund prior to the liquidation of net assets and the abolition of the Fund.

Significant accounting policies of the Fund were as follows:

Valuation of investments

Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost, which approximated market value. Investments in AIM Cash Investment Trust were valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, could participate in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more large repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

Investment transactions

Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) were determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, were calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses were directly identifiable to an individual fund. Expenses that were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Securities lending

The Fund could lend securities to certain qualified brokers who paid the Fund negotiated lender fees. The loans were collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund would have borne the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities have failed financially. There were no securities loaned on April 30, 2004. Securities lending expenses, in the amount of $5, were paid by the Fund to the Adviser.

Federal income taxes

The Fund qualified as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and was not subject to federal income tax on taxable income that was distributed to shareholders. Therefore, no federal income tax provision was required as of April 30, 2004, the Fund's final tax year. As of April 30, 2004, for federal income tax purposes, the Fund had $56,673 of a capital loss carryforward. The entire capital loss carryforward will expire on December 31, 2010.

Dividends and distributions

Dividend income on investment securities was recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identified the dividend. Foreign income may have been subject to foreign withholding taxes, which were accrued as applicable.

The Fund recorded distributions to shareholders from net investment income and net realized gains on the ex-dividend date. During the period ended April 30, 2004, the tax character of distributions paid was as follows: ordinary income $2,687. Distributions paid by the Fund with respect to each class of shares were calculated in the same manner, at the same time and were in the same amount, except for the effect of expenses that may have been applied differently to each class.

As of April 30, 2004, the Fund had no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, were determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, were reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund had an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.70% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.65% of the next $500,000,000, (c) 0.60% of the next $1,000,000,000 and (d) 0.55% of the
Fund's average daily net asset value in excess of $2,000,000,000.

The Adviser had agreed to limit the Fund's total expenses, excluding the distribution and service fees, to 0.95% of the Fund's average daily net asset value. Accordingly, the expense reductions related to the total expense limitation amounted to $3,878 for the period ended April 30, 2004.

The Fund had Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund had adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provided as distributor of shares of the Fund. Accordingly, the Fund made monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may have been service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could have occurred under certain circumstances.

Class A and Class C shares were assessed up-front sales charges. During the period ended April 30, 2004, JH Funds received no up-front sales charges with regard to Class A and Class C shares.

Class B shares that were redeemed within six years of purchase were subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that were redeemed within one year of purchase were subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs were paid to JH Funds and were used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2004, JH Funds received no CDSCs with regard to Class B and Class C shares.

The Fund had a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund paid a monthly transfer agent fee at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to waive the asset based portion of its fee. Accordingly the expense reductions related to transfer agent fee limitation amounted to $483 for the period ended April 30, 2004.

The Fund had an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Mr. James A. Shepherdson was a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustee may have elected to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset were always equal and were marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

The Fund had no Fund shares sold, reinvested or repurchased during the last two periods. The Fund had an unlimited number of shares authorized with no par value.

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2004, aggregated $1,029,986 and $3,980,343, respectively.

NOTE E
Reclassification of accounts

During the period ended April 30, 2004, the Fund reclassified amounts to reflect a decrease in distributions in excess of net investment income of $1 and a decrease in capital paid-in of $1. This represented the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of April 30, 2004. These reclassifications, which had no impact on the net asset value of the Fund, were primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America and book and tax differences in accounting for deferred compensation. The calculation of net investment income (loss) per share in the Fund's Financial Highlights excluded these adjustments.

NOTE F
Termination

On June 15, 2004, the Trustees voted to abolish the Fund, which after the close of business on April 30, 2004, had no shareholders. All remaining assets were liquidated and turned over to the Adviser, which agreed to assume any outstanding liabilities of the Fund.

NOTE G
Tax information notice

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its final tax year ended April 30, 2004.

With respect to the ordinary dividends paid by the Fund for the period ended April 30, 2004, 100% of the dividends qualified for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2004.

Shareholders will be mailed a 2004 U.S. Treasury Department Form 1099-DIV in January 2005. This will reflect the total of all distributions that are taxable for calendar year 2004.

John Hancock Fundamental Value Fund


TRUSTEES

James F. Carlin
William H. Cunningham
Ronald R. Dion
Charles L. Ladner*
James A. Shepherdson
Stephan Pruchansky
Norman H. Smith
John P. Toolan*

*Members of the Audit Committee

OFFICERS

James A. Shepherdson
President and Chief Executive Officer

Richard A. Brown
Senior Vice President and
Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Administration Committee Charter".

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter".

(c)(2) Contact person at the registrant.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust


By:
---------------------------------
James A. Shepherdson
President and Chief Executive Officer


Date:    June 24, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
---------------------------------
James A. Shepherdson
President and Chief Executive Officer


Date:    June 24, 2004


By:
---------------------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer


Date:    June 24, 2004